Statements of Operations (Unaudited) (USD $)	3 Months Ended		16 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2011
Income Statement [Abstract]
REVENUES
COST OF SALES
GROSS MARGIN
OPERATING EXPENSES
Professional fees	7,590	15,944	57,371
General and administrative	18	2,843	8,328
Expenses	7,608	18,787	65,699
INCOME (LOSS) FROM LOSS FROM OPERATIONS	(7,608)	(18,787)	(65,699)
Interest expense	(176)		(176)
Total other income (expense)	(176)		(176)
INCOME (LOSS) BEFORE LOSS BEFORE INCOME TAXES	(7,784)	(18,787)	(65,875)
CURRENT INCOME TAX EXPENSE (BENEFIT)
PROVISION FOR INCOME TAXES
NET LOSS	$ 7,784	$ 18,787	$ 65,875
BASIC AND DILUTED LOSS PER COMMON SHARE	$ 0.00	$ 0.00
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - BASIC AND DILUTED	4,804,000	4,804,000